Morgan, Lewis & Bockius LLP                                    MORGAN LEWIS
1111 Pennsylvania Avenue, NW                                   COUNSELORS AT LAW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



March 4, 2010


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:  The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectus and Statement of Additional Information for the Trust's NorthPointe Micro Cap Equity Fund, NorthPointe Small Cap Growth Fund, NorthPointe Small Cap Value Fund, and NorthPointe Value Opportunities Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 91, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001135428-10-000058 on March 1, 2010.

Please do not hesitate to contact me at 215.963.5037 should you have any questions.

Very truly yours,

/s/ Timothy W. Levin
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Timothy W. Levin